Document and Entity Information Document	May 03, 2024
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 03, 2024
Entity Registrant Name	Exxon Mobil Corporation
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-2256
Entity Tax Identification Number	13-5409005
Entity Address, Address Line One	22777 Springwoods Village Parkway
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389-1425
City Area Code	972
Local Phone Number	940-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000034088
Amendment Flag	true
Amendment Description	Exxon Mobil Corporation (the “Corporation”) is filing this Amendment No. 1 on Form 8-K/A (the “Amendment”) to amend its Form 8-K, originally filed with the U.S. Securities and Exchange Commission on May 3, 2024 (the “Original 8-K”), for the sole purpose of supplementing Item 5.02 of the Original 8-K to include additional disclosure regarding Board committee assignments. No other revisions have been made to the Original 8-K, and other than as mentioned in the foregoing sentence, this Amendment does not amend, update, or change any other items or disclosures contained in the Original 8-K.
Common Stock, without par value
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without par value
Trading Symbol	XOM
Security Exchange Name	NYSE
0.524% Notes due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.524% Notes due 2028
Trading Symbol	XOM28
Security Exchange Name	NYSE
0.835% Notes due 2032
Entity Information [Line Items]
Title of 12(b) Security	0.835% Notes due 2032
Trading Symbol	XOM32
Security Exchange Name	NYSE
1.408% Notes due 2039
Entity Information [Line Items]
Title of 12(b) Security	1.408% Notes due 2039
Trading Symbol	XOM39A
Security Exchange Name	NYSE